Rule 497(k)
Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

First Trust Income Opportunities ETF

(the “Fund”)

Supplement To the Fund’s Prospectus, SUMMARY PROSPECTUS and Statement of
Additional Information
Dated april 8, 2022

DATED aPRIL 19, 2022

Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information and in the Fund’s Summary Prospectus, effective April 14, 2022, Jordan Ramsland is no longer a portfolio manager for the Fund. Ken Fincher will continue to serve as portfolio manager for the Fund.

Please Keep this Supplement with Your Fund Prospectus, SUMMARY PROSPECTUS and

Statement of Additional Information for Future ReferencE